Convertible Loans	12 Months Ended
Dec. 31, 2023
Convertible Loans [Abstract]
CONVERTIBLE LOANS
9.	CONVERTIBLE LOANS

From May to September 2021, the VIE entered into loan agreements with third parties, pursuant to which the VIE has the option to deliver either ordinary shares or cash to pay the debt upon the closing of an Initial Public Offering (“IPO”). In March, 2023, the Company completed its initial public offering and was listed on the Nasdaq Global Market while the enterprise market value did not meet the agreed criteria. The VIE made full repayment of the loans and interest of convertible loans in 2023.

	Annual Interest Rate	Convertible shares	Maturity (Months)	As of December 31, 2022	As of December 31, 2023
				USD	USD
Convertible loans:
Fumei Shi	15.00%	73,719	April, 2023	1,449,863	-
Guoqiang Chen	12.00%	22,116	May, 2023	869,918	-
Sunny Concord International Ltd	15.00%	36,860	May, 2023	782,049	-
Senbiao Hu	15.00%	18,430	April, 2023	362,466	-
Jun Xu	15.00%	14,744	May, 2023	289,973	-
Total		165,869		3,754,269	-